Related Party Transactions - Schedule of Donations (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fundacion Corpgroup Centro Cultural [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 1,556	$ 1,325	$ 1,225
Fundacion Descubreme [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	235	204	194
Fundacion Itau [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 196	$ 170	$ 157